NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
NOTES PAYABLE

10.	NOTES PAYABLE

As of December 25, 2021 and June 26, 2021, notes payable consist of the following:

	December 25,	June 26,
	2021	2021
Financing liability incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	$83,400	$83,400

Non-revolving, senior secured term notes dated between October 1, 2018 and October 30, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum.	113,590	109,318

Convertible debentures dated between September 16, 2020 through January 29, 2021, issued to accredited investors and qualified institutional buyers, which mature two years from issuance, and bear interest at a rate of 7.5% per annum.	-	2,500

Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from July 31, 2021 to April 1, 2022 and bear interest at rates ranging from 8.0% to 9.0% per annum.	2,148	2,204

Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,120	2,196

Other	16	16

Total Notes Payable	201,274	199,634
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(1,402)	(8,519)

Net Amount	$199,872	$191,115
Less Current Portion of Notes Payable	(114,339)	(103,496)

Notes Payable, Net of Current Portion	$85,533	$87,619

A reconciliation of the beginning and ending balances of notes payable for the six months ended December 25, 2021 is as follows:

December 25,
2021
Balance at Beginning of Period	$191,115

Cash Additions	5,000
Paid-In-Kind Interest Capitalized	4,287
Cash Payments	(153)
Conversion of Convertible Debentures	(2,371)
Derivative Liability Incurred on Settlement of Debt	(3,145)
Shares Issued to Settle Debt	(4,030)
Non-Cash Loss on Extinguishment of Debt	2,176
Accretion of Debt Discount	2,543
Accretion of Debt Discount Included in Discontinued Operations	4,450

Balance at End of Period	199,872

Less Current Portion of Notes Payable	(114,339)

Notes Payable, Net of Current Portion	$85,533

Senior Secured Term Loan Facility

On October 1, 2018, the Company closed a $73,275 senior secured term loan facility (the “Facility”) with funds managed by Hankey Capital and with an affiliate of Stable Road Capital (the “Lenders”). On October 3, 2018, the Company closed an additional tranche of the Facility, which increased the principal amount of the loan to $77,675. The principal amount under the Facility will accrue interest at a rate of 7.5% per annum, paid monthly, with a maturity date of 24 months following the date of closing on October 1, 2018. The Company may repay the balance of the Facility at any time and from time to time, in whole or in part, with a prepayment penalty of 1% of the outstanding principal amount repaid if repaid before December 31, 2019. In connection with the Facility, the Company’s equity interests in MMOF SD LLC, MMOF VENICE LLC, MMOF DOWNTOWN COLLECTIVE LLC, MMOF BH LLC, and MMOF VEGAS 2 LLC were pledged as security.

Additionally, MM CAN issued to the Lenders 8,105,642 warrants, each being exercisable for one Class B Common Share of such company at a purchase price per share of $4.97 for 30 months. Such Class B Common Shares are redeemable in accordance with their terms for Class B Subordinate Voting Shares of the Company. In connection with the increased principal under the Facility, MM CAN issued to the Lenders an additional 511,628 warrants, each being exercisable for one Class B Common Share of such affiliate at a purchase price per share of $4.73 for a period of 30 months. Such Class B Common Shares are redeemable in accordance with their terms for Class B Subordinate Voting Shares of the Company.

In addition to providing a portion of the Facility, Stable Road Capital provided advisory services to the Company. Advisory services included introducing the Company to brands and various service providers, advice on the Facility and providing advice with respect to the Company’s planned structured sale of real estate assets. For its advisory services, MM CAN issued to Stable Road Capital 8,105,642 warrants at a purchase price per share of $4.97 and 511,628 warrants at a purchase price per share of $4.73, each being exercisable for one Class B Common Share of such company for a period of 30 months. Such Class B Common Shares are redeemable in accordance with their terms for Class B Subordinate Voting Shares of the Company.

Amendments to Senior Secured Term Loan Facility

On January 13, 2020, the Company completed an amendment of the Facility wherein the maturity date was extended from October 1, 2020 to January 31, 2022 and the interest rate was increased from a fixed rate of 7.5% per annum to 15.5% per annum. In addition, the Company may prepay the amounts outstanding, on a non-revolving basis, at any time and from time to time, in whole or in part, without penalty. The amendment secured the Facility by a pledge of 100% of the equity interest in Project Compassion NY, LLC, which includes MedMen NY, Inc. and MMOF NY Retail, LLC. The amendment to the term loan facility was not deemed to be a substantial modification under ASC Subtopic 470-50, “Modifications and Extinguishments” (“ASC Subtopic 470-50”).

Further, the Company cancelled the existing 16,211,284 and 1,023,256 warrants issued to the lenders exercisable at $4.97 and $4.73 per share, respectively, representing 100% of the loan amount. The Company issued new warrants to the lenders totaling 40,455,729 warrants exercisable at $0.60 per share until December 31, 2022. The new warrants may be exercised at the election of their holders on a cashless basis. The warrants issued in connection with the term loan facility met the scope exception under ASC 815, “Derivatives and Hedging” and are classified as equity instruments. The warrants are measured at fair value and recorded as a debt discount in connection with the term loan facility. See “Note 13 – Share-Based Compensation” for further information regarding the valuation method and assumptions used in determining the fair value of these equity instruments.

On July 2, 2020, the Company completed an amendment of the Facility wherein the entirety of the interest at a rate of 15.5% per annum shall accrue monthly to the outstanding principal as payment-in-kind effective March 1, 2020 through July 2, 2021. Thereafter until maturity on January 31, 2022, one-half of the interest (7.75% per annum) shall be payable monthly in cash and one-half of the interest (7.75% per annum) shall be paid-in-kind. In addition, the Company may request an increase to the Facility through December 31, 2020 to be funded through incremental term loans. Certain reporting and financial covenants were added, and the minimum liquidity covenant was waived until September 30, 2020 wherein the amount of required cash balance thereafter was amended. The amendment to the Facility was not deemed to be a substantial modification under ASC Subtopic 470-50.

The Company incurred an amendment fee of $834 that was added to the outstanding principal balance. As consideration for the amendment to the Facility, the Company issued approximately 20,227,863 warrants exercisable at $0.34 per share until July 2, 2025. The Company also cancelled 20,227,863 existing warrants held by the lenders exercisable at $0.60 per share until December 31, 2022. The warrants may be exercised at the election of their holders on a cashless basis. The warrants issued in connection with the term loan facility met the scope exception under ASC 815 and are classified as equity instruments. The change in fair value of the warrants was recorded as a debt discount in connection with the Facility. See “Note 13 – Share-Based Compensation” for further information regarding the valuation method and assumptions used in determining the fair value of these equity instruments.

On September 16, 2020, the Company entered into further amendments wherein the amount of funds available under the Facility was increased by $12,000, of which $5,700 was fully committed by the lenders through October 31, 2020. The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied by the volume-weighted average trading price (“VWAP”) of the shares for the five consecutive trading days ending on the trading day immediately prior to the applicable funding date of the second tranche, which shall be the exercise price of the issued warrant. Such warrants are subject to a down round feature wherein the exercise price would be decreased in the event of the exercise of a down-round price reset of select warrants under the Convertible Facility. Refer to “Note 11 – Senior Secured Convertible Credit Facility” for further information. In addition, certain covenants and terms were added or amended, and the minimum liquidity covenant was waived until December 31, 2020. The amendment to the Facility was not deemed to be a substantial modification under ASC Subtopic 470-50. As consideration for the amendment, the Company issued approximately 20,227,863 warrants exercisable at $0.34 per share until September 16, 2025. The Company also cancelled 20,227,863 existing warrants held by the lenders exercisable at $0.60 per share until December 31, 2022. The change in fair value of the warrants was recorded as a debt discount in connection with the Facility.

On September 16, 2020, the Company closed on an incremental term loan of $3,000 under the amended Facility and issued 30,000,000 warrants with an exercise price of $0.20 per share until September 16, 2025. On October 30, 2020, the Company closed on an incremental term loan of $7,705 under the amended Facility and issued 77,052,790 warrants with an exercise price of $0.20 per share until September 14, 2025. The warrants may be exercised at the election of their holders on a cashless basis and are classified as equity instruments. See “Note 12 – Shareholders’ Equity” and “Note 13 – Share-Based Compensation” for further information.

On September 16, 2020 and September 28, 2020, the down round feature on the warrants issued in connection with the incremental term loan of $3,000 on September 16, 2020 was triggered wherein the exercise price was adjusted to $0.17 and $0.15 per share, respectively. The value of the effect of the down round feature was determined to be $405 and recognized as an increase in additional paid-in capital during the six months ended December 26, 2020.

On May 11, 2021, the Company completed an amendment of the Facility wherein certain covenants were added and amended. Specifically, the minimum liquidity covenant was amended to which the covenant will not apply if the Company pays and has paid the cash portion of interest accrued under the Facility when such cash interest becomes due and payable. Such covenant will continue to be applied in the event the Company has failed to make payments. The minimum liquidity balance was not amended. In addition, application of payments was added wherein proceeds from the sale of the New York disposal group shall be applied to the amended and restated Facility as of the amendment on July 2, 2020 in the principal amount of $83,123. As consideration for the amendment, the Company incurred a modification fee of $1,000 which is due from the earliest of (a) receipt of Level-Up proceeds, (b) the date of the Investment Agreement, and (c) the earlier of January 31, 2022. Fees paid to the Lender in connection with the amendment totaled $225. The amendment to the Facility was not deemed to be a substantial modification under ASC Subtopic 470-50.

Unsecured Convertible Facility

On June 28, 2021, the remaining principal amount of the unsecured convertible debenture facility of $2,500 was automatically converted into 16,014,664 Class B Subordinate Voting Shares in the amount of $2,008. In addition, 8,807,605 of the outstanding warrants under the unsecured convertible facility were exercised at varying prices for a net exercise price of $1,622.

Unsecured Promissory Note

On July 29, 2021, the Company entered into a short-term unsecured promissory note in the amount of $5,000 with various investors led by Serruya Private Equity Inc. (“SPE”), a related party, wherein the note bears interest at a rate of 6.0% per annum payable quarterly in arrears with a maturity date of August 18, 2021.

In connection with the equity investment on August 17, 2021, the Company settled the promissory note by the issuance of 20,833,333 units, consisting of 20,833,333 Subordinate Voting Shares and 5,208,333 warrants, based on an issue price of $0.24 and the relative portion of the Short-Term Warrant. Refer to “Note 12 – Shareholders’ Equity” for further information on the equity investment through private placement. The fair value of the equity instruments allocated to the settlement of debt was $4,030 and the fair value of the derivative liability allocated was $3,146. Accordingly, the Company recorded a loss on extinguishment of debt of $2,176 in the first quarter of 2022.

Medmen Enterprises Inc. [Member]
NOTES PAYABLE

18. NOTES PAYABLE

As of June 26, 2021 and June 27, 2020, notes payable consist of the following:

	2021	2020

Financing liability incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	$83,400,000	$83,576,661

Non-revolving, senior secured term notes dated between October 1, 2018 and October 30, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum.	109,318,116	77,675,000

Convertible debentures dated between September 16, 2020 and December 17, 2020, issued to accredited investors and qualified institutional buyers, which mature two years from issuance, and bear interest at a rate of 7.5% per annum.	2,500,000	-

Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from July 31, 2021 to April 1, 2022 and bear interest at rates ranging from 8.0% to 9.0% per annum.	2,204,476	16,173,250

Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,195,896	2,339,560

Other	15,418	15,418

Total Notes Payable	199,633,906	179,779,889
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(8,518,578)	(10,781,288)

Net Amount	$191,115,328	$168,998,601
Less Current Portion of Notes Payable	(103,496,394)	(16,188,664)

Notes Payable, Net of Current Portion	$87,618,934	$152,809,937

A reconciliation of the beginning and ending balances of notes payable for the years ended June 26, 2021 and June 27, 2020 is as follows:

	2021	2020

Balance at Beginning of Year	$168,998,601	$172,747,559

Cash Additions	15,830,279	13,850,000
Non-Cash Addition - Debt Modification	1,877,439	1,000,000
Debt Discount Recognized on Modification	(2,002,544)	(1,000,000)
Extinguishment of Acquisition Promissory Note	(12,173,250)	-
Paid-In-Kind Interest Capitalized	19,046,232	-
Payment of Amendment Fee	-	(500,000)
Cash Payments	(742,860)	(14,779,091)
Equity Component of Debt - New and Amended	(5,583,407)	(5,331,969)
Conversion of Convertible Debentures	(2,371,782)	-
Shares Issued to Settle Debt	(1,351,774)	(4,393,342)
Cash Paid for Debt Issuance Costs	(99,931)	(61,500)
Accretion of Debt Discount	3,793,314	2,532,825
Accretion of Debt Discount Included in Discontinued Operations	5,895,011	4,362,226
Non-Cash Loss on Extinguishment of Debt	-	571,893

Balance at End of Year	191,115,328	168,998,601

Less Current Portion of Notes Payable	(103,496,394)	(16,188,664)

Notes Payable, Net of Current Portion	$87,618,934	$152,809,937

Scheduled maturities of debt as of June 26, 2021 are as follows:

Fiscal Year Ending	Scheduled Maturity

June 25, 2022	$111,538,010
June 24, 2023	2,500,000
June 29, 2024	-
June 28, 2025	-
June 27, 2026	-
June 26, 2027 and Thereafter	85,595,896

Total Notes Payable	$199,633,906

Senior Secured Term Loan Facility

On October 1, 2018, the Company closed a $73,275,000 senior secured term loan facility (the “Facility”) with funds managed by Hankey Capital and with an affiliate of Stable Road Capital (the “Lenders”). On October 3, 2018, the Company closed an additional tranche of the Facility, which increased the principal amount of the loan to $77,675,000. The principal amount under the Facility will accrue interest at a rate of 7.5% per annum, paid monthly, with a maturity date of 24 months following the date of closing on October 1, 2018. The Company may repay the balance of the Facility at any time and from time to time, in whole or in part, with a prepayment penalty of 1% of the outstanding principal amount repaid if repaid before December 31, 2019. In connection with the Facility, the Company’s equity interests in MMOF SD LLC, MMOF VENICE LLC, MMOF DOWNTOWN COLLECTIVE LLC, MMOF BH LLC, and MMOF VEGAS 2 LLC were pledged as security.

Additionally, MM CAN issued to the Lenders 8,105,642 warrants, each being exercisable for one Class B Common Share of such company at a purchase price per share of $4.97 for 30 months. Such Class B Common Shares are redeemable in accordance with their terms for Class B Subordinate Voting Shares of the Company. In connection with the increased principal under the Facility, MM CAN issued to the Lenders an additional 511,628 warrants, each being exercisable for one Class B Common Share of such affiliate at a purchase price per share of $4.73 for a period of 30 months. Such Class B Common Shares are redeemable in accordance with their terms for Class B Subordinate Voting Shares of the Company.

In addition to providing a portion of the Facility, Stable Road Capital provided advisory services to the Company. Advisory services included introducing the Company to brands and various service providers, advice on the Facility and providing advice with respect to the Company’s planned structured sale of real estate assets. For its advisory services, MM CAN issued to Stable Road Capital 8,105,642 warrants at a purchase price per share of $4.97 and 511,628 warrants at a purchase price per share of $4.73, each being exercisable for one Class B Common Share of such company for a period of 30 months. Such Class B Common Shares are redeemable in accordance with their terms for Class B Subordinate Voting Shares of the Company.

Amendments to Senior Secured Term Loan Facility

On January 13, 2020, the Company completed an amendment of the Facility wherein the maturity date was extended from October 1, 2020 to January 31, 2022 and the interest rate was increased from a fixed rate of 7.5% per annum to 15.5% per annum. In addition, the Company may prepay the amounts outstanding, on a non-revolving basis, at any time and from time to time, in whole or in part, without penalty. The amendment secured the Facility by a pledge of 100% of the equity interest in Project Compassion NY, LLC, which includes MedMen NY, Inc. and MMOF NY Retail, LLC. The amendment to the term loan facility was not deemed to be a substantial modification under ASC Subtopic 470-50, “Modifications and Extinguishments” (“ASC Subtopic 470-50”).

Further, the Company cancelled the existing 16,211,284 and 1,023,256 warrants issued to the lenders exercisable at $4.97 and $4.73 per share, respectively, representing 100% of the loan amount. The Company issued new warrants to the lenders totaling 40,455,729 warrants exercisable at $0.60 per share until December 31, 2022. The new warrants may be exercised at the election of their holders on a cashless basis. The warrants issued in connection with the term loan facility met the scope exception under ASC 815, “Derivatives and Hedging” and are classified as equity instruments. The warrants are measured at fair value and recorded as a debt discount in connection with the term loan facility. See “Note 21 – Share-Based Compensation” for further information regarding the valuation method and assumptions used in determining the fair value of these equity instruments. As a result of the modification, the Company recorded an additional debt discount of $5,331,969 related to the change in terms of the warrants during the fiscal year ended June 27, 2020.

On July 2, 2020, the Company completed an amendment of the Facility wherein the entirety of the interest at a rate of 15.5% per annum shall accrue monthly to the outstanding principal as payment-in-kind effective March 1, 2020 through July 2, 2021. Thereafter until maturity on January 31, 2022, one-half of the interest (7.75% per annum) shall be payable monthly in cash and one-half of the interest (7.75% per annum) shall be paid-in-kind. In addition, the Company may request an increase to the Facility through December 31, 2020 to be funded through incremental term loans. Certain reporting and financial covenants were added, and the minimum liquidity covenant was waived until September 30, 2020 wherein the amount of required cash balance thereafter was amended. The amendment to the Facility was not deemed to be a substantial modification under ASC Subtopic 470-50.

The Company incurred an amendment fee of $834,000 that was added to the outstanding principal balance. As consideration for the amendment to the Facility, the Company issued approximately 20,227,863 warrants exercisable at $0.34 per share until July 2, 2025. The Company also cancelled 20,227,863 existing warrants held by the lenders exercisable at $0.60 per share until December 31, 2022. The warrants may be exercised at the election of their holders on a cashless basis. The warrants issued in connection with the term loan facility met the scope exception under ASC 815 and are classified as equity instruments. The change in fair value of the warrants was recorded as a debt discount in connection with the Facility. As a result of the modification, the Company recorded an additional debt discount of $906,436 related to the change in terms of the warrants during the year ended June 26, 2021. See “Note 21 – Share-Based Compensation” for further information regarding the valuation method and assumptions used in determining the fair value of these equity instruments.

On September 16, 2020, the Company entered into further amendments wherein the amount of funds available under the Facility was increased by $12,000,000, of which $5,700,000 was fully committed by the lenders through October 31, 2020. The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied by the volume-weighted average trading price (“VWAP”) of the shares for the five consecutive trading days ending on the trading day immediately prior to the applicable funding date of the second tranche, which shall be the exercise price of the issued warrant. Such warrants are subject to a down round feature wherein the exercise price would be decreased in the event of the exercise of a down-round price reset of select warrants under the senior secured convertible credit facility with Gotham Green Partners (“GGP”). Refer to “Note 19 – Senior Secured Convertible Credit Facility” for further information. In addition, certain covenants and terms were added or amended, and the minimum liquidity covenant was waived until December 31, 2020. The amendment to the Facility was not deemed to be a substantial modification under ASC Subtopic 470-50. As consideration for the amendment, the Company issued approximately 20,227,863 warrants exercisable at $0.34 per share until September 16, 2025. The Company also cancelled 20,227,863 existing warrants held by the lenders exercisable at $0.60 per share until December 31, 2022. The change in fair value of the warrants was recorded as a debt discount in connection with the Facility. Accordingly, the Company recorded an additional debt discount of $542,986 related to the change in terms of the warrants during the fiscal year ended June 26, 2021.

On September 16, 2020, the Company closed on an incremental term loan of $3,000,000 under the amended Facility and issued 30,000,000 warrants with an exercise price of $0.20 per share until September 16, 2025. On October 30, 2020, the Company closed on an incremental term loan of $7,705,279 under the amended Facility and issued 77,052,790 warrants with an exercise price of $0.20 per share until September 14, 2025. The warrants may be exercised at the election of their holders on a cashless basis and are classified as equity instruments. See “Note 20 – Shareholders’ Equity” and “Note 21 – Share-Based Compensation” for further information.

On September 16, 2020 and September 28, 2020, the down round feature on the warrants issued in connection with the incremental term loan of $3,000,000 on September 16, 2020 was triggered wherein the exercise price was adjusted to $0.17 and $0.15 per share, respectively. The value of the effect of the down round feature was determined to be $405,480 and recognized as an increase in additional paid-in capital during the fiscal year ended June 26, 2021.

On May 11, 2021, the Company completed an amendment of the Facility wherein certain covenants were added and amended. Specifically, the minimum liquidity covenant was amended to which the covenant will not apply if the Company pays and has paid the cash portion of interest accrued under the Facility when such cash interest becomes due and payable. Such covenant will continue to be applied in the event the Company has failed to make payments. The minimum liquidity balance was not amended. In addition, application of payments was added wherein proceeds from the sale of the New York disposal group shall be applied to the amended and restated Facility as of the amendment on July 2, 2020 in the principal amount of $83,123,291. As consideration for the amendment, the Company incurred a modification fee of $1,000,000 which is due from the earliest of (a) receipt of Level-Up proceeds, (b) the date of the Investment Agreement, and (c) the earlier of January 31, 2022. Fees paid to the Lender in connection with the amendment totaled $225,035. The amendment to the Facility was not deemed to be a substantial modification under ASC Subtopic 470-50.

Unsecured Convertible Facility

On September 16, 2020, the Company entered into an unsecured convertible debenture facility for total available proceeds of $10,000,000 wherein the convertible debentures shall have a conversion price equal to the closing price on the trading day immediately prior to the closing date, a maturity date of 24 months from the date of issuance and will bear interest at a rate of 7.5% per annum payable semi-annually in cash. The unsecured facility is callable in additional tranches in the amount of $1,000,000 each, up to a maximum of $10,000,000 under all tranches. The timing of additional tranches can be accelerated based on certain conditions. The Company has the right to prepay, in whole or in part, the outstanding principal amount and accrued interest prior to maturity, upon payment of 7.5% of the principal amount being repaid, less the amount of interest paid during the year of prepayment. The debentures provide for the automatic conversion into Subordinate Voting Shares in the event that the VWAP is greater than $0.25 on the CSE for 45 consecutive trading days, at a conversion price per Subordinate Voting Share equal to $0.17.

On September 16, 2020, the Company closed on an initial $1,000,000 of the facility with a conversion price of $0.17 per Subordinate Voting Share. In connection with the initial tranche, the Company issued 3,293,413 warrants with an exercise price of $0.21 per share. On September 28, 2020, the Company closed on a second tranche of $1,000,000 under its existing unsecured convertible facility with a conversion price of $0.15 per Subordinate Voting Share. In connection with the second tranche, the Company issued 3,777,475 warrants with an exercise price of $0.17 per Subordinate Voting Share. On November 20, 2020, the Company closed on a third tranche of $1,000,000 under the facility with a conversion price of $0.15 per Subordinate Voting Share. In connection with the third tranche, the Company issued 3,592,425 warrants with an exercise price of $0.17 per share. On December 17, 2020, the Company closed on a fourth tranche of $1,000,000 under the facility with a conversion price of $0.15 per Subordinate Voting Share. In connection with the fourth tranche, the Company issued 3,597,100 warrants with an exercise price of $0.18 per share. On January 29, 2021, the Company closed on a fifth tranche of $1,000,000 under its existing unsecured convertible facility with a conversion price of $0.16 per Subordinate Voting Share. In connection with the fifth tranche, the Company issued 3,355,000 warrants with an exercise price of $0.19 per share. Under ASC 815, the conversion option and warrants were recorded as an equity instrument. As of June 26, 2021, the relative fair value of the warrants with a value of $799,949 has been recorded to equity.

On February 10, 2021, the Company entered into an agreement with Wicklow Capital to issue additional warrants for Subordinate Voting Shares within 12 months based on the borrowed amount of the unsecured convertible facility tranches. These warrants will consist of 644,068, 761,205, 775,510, 741,260, and 693,575 warrants with an exercise price of $0.21, $0.18, $0.17, $0.18, and $0.19, respectively. The commitment to issue warrants related to the existing unsecured convertible facility was deemed to be a substantial modification of the facility under ASC Subtopic 470-50 and a loss on extinguishment of $4,010,022 was recorded in the Consolidated Statements of Operations for the year ended June 26, 2021.

On June 14, 2021, a portion of the principal amount was automatically converted into 16,014,663 Class B Subordinate Voting Shares in the amount of $2,371,782. In addition, 8,807,605 of the outstanding warrants under the unsecured convertible facility were exercised at varying prices for a net exercise price of $1,622,377.

Acquisition Promissory Note

On January 30, 2020, the Company amended the secured promissory note issued in connection with the acquisition of Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) wherein the principal amount was amended from $12,000,000 to $13,000,000 and the maturity date was extended to April 8, 2020. On February 10, 2020, the secured promissory note was amended in which the Company was required to pay a $500,000 extension fee wherein the amendment was deemed to be a substantial modification under ASC Subtopic 470-50. Accordingly, the Company recorded a loss on extinguishment of debt of $571,897. The loss was recorded as a component of other expense in the Consolidated Statements of Operations for the fiscal year ended June 27, 2020.

On April 8, 2020, the Company entered into a third amendment of the Level Up secured promissory note wherein the maturity date was extended to the earlier of December 31, 2020 or in the event of default. No payments shall be due prior to the maturity date unless certain events occur. The balance of the secured promissory note will bear interest at a rate of 9.0% per annum until paid in full. The effectiveness of the amendment on April 8, 2020 is currently in dispute with the counterparty. The Company disputes the claims filed by the counterparty. The Company also disputes any default of the promissory note, has entered into a counterclaim and continues to seek resolution of the undisputed portion of the promissory note.

During the year ended June 26, 2021, as a result of the legal proceedings and decisions by the applicable governing bodies, the Company derecognized the acquisition promissory note and the related accrued interest in the amount of $12,173,250 and $1,202,180, respectively, and recorded as a component discontinued operations on the Consolidated Statements of Operations for the year ended June 26, 2021. Refer to the May 2020 litigation disclosed in “Note 25 – Commitments and Contingencies”.

Amendments to Promissory Note

On March 31, 2020, the Company completed the first amendment of its existing promissory note in the principal amount of $3,500,000 issued in connection with the acquisition of Viktoriya’s Medical Supplies LLC d/b/a Buddy’s Cannabis wherein the Company paid $400,000 in partial satisfaction of the outstanding debt and accrued interest. The amendment was deemed to be a substantial modification under ASC Subtopic 470-50 and the Company recorded a loss on extinguishment of debt of $400,000 in the Consolidated Statements of Operations for the fiscal year ended June 26, 2021.

On February 25, 2021, the Company completed the second amendment of the promissory note wherein the maturity date was amended to the earlier of April 1, 2022 or in the event of default. Pursuant to the amendment, the Company issued Subordinate Voting Shares in the aggregate amount of $2,000,000 to the lender to settle a portion of the debt in which the difference in fair value on the date the shares were settled by the seller was recorded as a fee. The remaining balance of the promissory note will bear interest at a rate of 9.0% per annum and be paid monthly commencing on May 1, 2021 until the amended maturity date. The second amendment to the existing promissory note was deemed to be a substantial modification under ASC Subtopic 470-50 and a loss on extinguishment of debt of $658,730 was recorded in the Consolidated Statements of Operations for the fiscal year ended June 26, 2021.

Settlement of Debt

During the fiscal year ended June 27, 2020, the Company entered into agreements with various noteholders to settle debt and accrued interest by the issuance of 6,801,790 Subordinate Voting Shares valued at $5,255,172 based on the closing trading prices on the agreement dates. The remaining principal and interest of the promissory notes at the settlement dates were $4,393,342 and $405,000, respectively. The Company recorded a loss on extinguishment of debt of $456,830. The loss was recorded as a component of other expense in the Consolidated Statement of Operations for the fiscal year ended June 27, 2020.

Financing Liability

In connection with the Company’s failed sale and leaseback transactions described in “Note 17 – Leases”, a financing liability was recognized equal to the cash proceeds received upon inception. The cash payments made on the lease less the portion considered to be interest expense, will decrease the financing liability. The financing liability was modified due to an amended lease agreement during the year ended June 26, 2021 in which the new terms of the amended agreement do not qualify as a substantial modification under ASC Subtopic 470-50.